Fair Value Measures and Disclosures (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding Balance | Mortgage notes payable
Assets:
Mortgage notes payable	$ 548,200	$ 552,074	$ 578,826
Estimated Fair Value | Mortgage notes payable
Assets:
Mortgage notes payable	529,275	545,249	580,925
Fair Value, Measurements, Recurring
Assets:
Assets at fair value	112	9	27
Fair Value, Measurements, Recurring | Interest Rate Caps
Assets:
Derivative asset	112	9	27
Level 1 | Fair Value, Measurements, Recurring
Assets:
Assets at fair value	0	0	0
Level 1 | Fair Value, Measurements, Recurring | Interest Rate Caps
Assets:
Derivative asset	0	0	0
Level 1 | Fair Value, Measurements, Recurring | Cancelable Swap
Assets:
Derivative asset		0	0
Level 2 | Fair Value, Measurements, Recurring
Assets:
Assets at fair value	112	9	27
Level 2 | Fair Value, Measurements, Recurring | Interest Rate Caps
Assets:
Derivative asset	112	9	27
Level 3 | Fair Value, Measurements, Recurring
Assets:
Assets at fair value	0	0	0
Level 3 | Fair Value, Measurements, Recurring | Interest Rate Caps
Assets:
Derivative asset	$ 0	0	0
Level 3 | Fair Value, Measurements, Recurring | Cancelable Swap
Assets:
Derivative asset		$ 0	$ 0